Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

11. Commitments and Contingencies

Operating and Financing Leases

On October 10, 2022, the Company entered into an Office Lease Agreement (the “San Diego Lease”) of a building containing 15,197 square feet of rentable space located in San Diego, California (the “Premises”) that will serve as the Company’s new principal executive and administrative offices and laboratory facility. The Company completed constructing tenant improvements at the Premises on February 27, 2023, and moved into the Premises by end of March 2023.

To secure and execute the San Diego Lease, Mr. Allan Camaisa provided a personal Guaranty of Lease of up to $0.9 million (the “Guaranty”) to the lessor for the Company’s future performance under the San Diego Lease agreement. As consideration for the Guaranty, the Company agreed to pay Mr. Camaisa 10% of the Guaranty amount for the first year of the San Diego Lease, and 5% per annum of the Guaranty amount thereafter through the life of the lease, with all amounts accrued and payable at the termination of the San Diego Lease or release of Mr. Camaisa from the Guaranty by the lessor, whichever occurs first.

The San Diego Lease has an initial term of 48 calendar months, from the first day of the first full month following which the “Commencement Date” occurs (the “Term”), which was March 1, 2023.

Beginning on the Commencement Date, the Company pays base monthly rent in the amount of $0.1 million during the first 12 months of the Term, plus a management fee equal to 3.0% of base rent. Base monthly rent will increase annually, over the base monthly rent then in effect, by 3.0%.

In addition to base monthly rent and management fees, the Company will pay in monthly installments its share of (a) all costs and expenses, other than certain excluded expenses, incurred by the lessor in each calendar year in connection with operating, maintaining, repairing (including replacements if repairs are not feasible or would not be effective) and managing the Premises and the building in which the Premises are located (“Expenses”), and (b) all real estate taxes and assessments on the Premises and the building in which the Premises are located, all personal property taxes for property that is owned by Landlord and used in connection with the operation, maintenance and repair of the Premises (“Taxes”).

Upon execution of the San Diego Lease, the Company provided the lessor a payment of $0.1 million as first month base rent and prepaid operating expenses, and a letter of credit in the amount of $0.1 million issued by a bank in the name of the lessor. To obtain the letter of credit, the Company has provided the issuing bank with a restricted cash deposit that the bank will hold to cover its obligation to pay any draws on the letter of credit by the lessor. The restricted cash may not be used for any other purpose (see Note 2). The prepaid rent was included in the initial accounting of the San Diego Lease, as presented in the tables below.

On April 1, 2022, StemVac entered into an office lease which includes laboratory space which expires on March 31, 2027, with monthly payments of €4,047 Euros per month. On July 1, 2025, StemVac entered into a finance lease agreement for laboratory equipment with an initial term that expires on May 31, 2029, with monthly payments of approximately €2,976 Euros per month. The lease commencement date was June 1, 2025. The lease agreement includes an option to renew the lease for an additional twelve months, which must be exercised by providing six months’ prior notice before the end of the initial lease term; however, the Company is not reasonably certain to extend the initial lease term and therefore additional lease payments associated with the automatic renewal are excluded from the lease term. The lease also contains a purchase option that the Company is not reasonably certain to exercise at the lease commencement date.

Operating lease expense recognized during the three months ended June 30, 2025 and 2024 was approximately $0.4 million, and during the six months ended June 30, 2025 and 2024 was approximately $0.8 million.

The Company is also party to certain financing leases for machinery and equipment (see Note 5).

The following table presents supplemental cash flow information related to operating and financing leases for the periods presented (in thousands):

	Six Months Ended June 30,
Cash paid for amounts included in the measurement of lease liabilities:	2025	2024
Operating cash flows from operating leases	$730	$707
Operating cash flows from financing leases	$12	$16
Financing cash flows from financing leases	$34	$45

The following table presents supplemental balance sheet information related to operating and financing leases for the periods presented (in thousands, except lease term and discount rate):

	June 30, 2025	December 31, 2024
	(Unaudited)
Operating leases
Right-of-use assets, net	$2,333	$2,934
Right-of-use lease liabilities, current	$1,304	$1,204
Right-of-use lease liabilities, noncurrent	993	1,845
Total operating lease liabilities	$2,297	$3,049
Financing Leases
Machinery and equipment, gross	$779	$588
Accumulated depreciation	(402)	(333)
Machinery and equipment, net	$377	$255
Current liabilities	$113	$66
Noncurrent liabilities	226	145
Total financing lease liabilities	$339	$211
Weighted average remaining lease term
Operating leases	1.7 years	2.2 years
Financing leases	3.2 years	3.2 years
Weighted average discount rate
Operating leases	11.71%	11.75%
Financing leases	9.18%	12.13%

The following table presents future minimum lease commitments as of June 30, 2025 (in thousands):

	Operating Leases	Financing Leases
Year Ending December 31,
2025 (July – December)	$738	$71
2026	1,512	132
2027	295	94
2028	2	76
2029	—	17
2030 and thereafter	—	—
Total minimum lease payments	2,547	390
Less: amounts representing interest	(250)	(51)
Present value of net minimum lease payments	$2,297	339

Litigation — General

The Company is subject to various claims and contingencies in the ordinary course of its business, including those related to litigation, business transactions, employee-related matters, and other matters. At each reporting date, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. If it is probable that a loss will result and the amount of the loss can be reasonably estimated, the Company will record a liability for the loss. If the loss is not probable or the amount of the loss cannot be reasonably estimated, the Company discloses the claim if the likelihood of a potential loss is reasonably possible, and the amount involved could be material. The Company expenses the costs related to legal proceedings as incurred. See other legal matters discussed below. Other than the matters discussed below, the Company is not currently party to any material legal proceedings.

Legal Proceedings

Former Chief Accounting Officer and Interim Chief Financial Officer

On November 15, 2023, Tony Kalajian, the Company’s prior Chief Accounting Officer and interim Chief Financial Officer, filed a complaint in the Superior Court of the State of California County of San Diego against the Company, Mr. Camaisa, the Company’s director and former Chief Executive Officer, and Ms. Pizarro, the Company’s Chief Corporate Development Officer and Chief Legal Officer, alleging defamation and constructive discharge of Mr. Kalajian’s position of Chief Accounting Officer and interim Chief Financial Officer (Case No. 37-2023-00049813-CU-DF-CTL) (the “Primary Case”). Mr. Kalajian is seeking $0.6 million in damages under his employment contract, damages to be proven at trial, punitive damages, and attorney’s fees.

The Company successfully moved to disqualify Mr. Kalajian’s previous counsel which is now on appeal. It also filed a claim against Mr. Kalajian in arbitration for breach of fiduciary duty, constructive fraud, conversion, and declaratory relief relating to bonuses Mr. Kalajian caused to be paid to himself and the accounting team. Due to the appeal, the Court in November 2024, issued a discretionary stay on this case and all related cases, as described below. The stay was lifted in March 2025 by stipulation when Mr. Kalajian engaged new counsel in connection with the proceedings.

The Company denies the allegations and, along with the director and named officer, continues to vigorously defend the lawsuit and related claims, prosecute its claims against Mr. Kalajian, and seek recovery of a $150,000 bonus Mr. Kalajian approved to be paid to himself without first obtaining proper authorization by the Company’s Board of Directors. No trial date is scheduled. Discovery and regular law and motion have commenced. At this time, the Company is unable to evaluate the outcome of this case or estimate the amount or range of potential loss.

On February 29, 2024, Mr. Kalajian filed a Petition for Writ of Mandate in the Superior Court of California, County of San Diego, seeking to compel the production of certain corporate records from the Company. This case is deemed related to the Primary Case above and was dismissed by stipulation in March 2025.

On May 1, 2024, Mr. Kalajian filed a complaint in the Superior Court of the State of California, County of San Diego against the Company alleging intentional conversion and violation of Section 158 of the Delaware General Corporations Code due to the Company’s failure to remove a restrictive legend from 1,162 shares of the Company’s Common Stock. Mr. Kalajian is seeking compensatory damages to be proven at trial, punitive damages and attorney’s fees, and an order requiring removal of the restrictive legend from his share certificates. The Company intends to vigorously defend itself. This case is deemed related to and consolidated with the Primary Case above. No trial date is scheduled.

Former Executive Assistant

In July 2025, the Company filed a lawsuit in San Diego Superior Court against a former executive assistant alleging breach of fiduciary duty to the Company and misappropriation and improper disclosure of confidential and proprietary information in violation of her proprietary information and inventions agreement and severance agreement with the Company (Case No. 25CU034887C). The Company is seeking injunctive relief and damages. The case is in its early stages, and the outcome is uncertain. Management does not currently expect this matter to have a material adverse effect on the Company’s financial condition or results of operations.

Securities Matter

On October 29, 2024, Mr. Yian Zeng filed a complaint against the Company related to securities fraud in violation of the California Corporations Code, breach of covenant of good faith and fair dealing, unjust enrichment, restitution, breach of fiduciary duty, and constructive fraud in US District Court, Southern District of California (Case Number 3:24-cv-02026-H-KSC). The Company vigorously opposes this case and categorically denies all claims. On April 9, 2025, the parties engaged in a mandatory settlement conference which resulted in no resolution of the case. Discovery has commenced. No trial date has been set. At this time, the Company is unable to evaluate the outcome of this case or estimate the amount or range of potential loss.

Employment Contracts

The Company has entered into employment and severance benefit contracts with certain executive officers and other employees. Under the provisions of the contracts, the Company may be required to incur severance obligations for matters relating to changes in control, as defined, and certain terminations of those executives and employees. As of June 30, 2025 and December 31, 2024, the Company had not accrued any such benefits except for the severance accrual for Mr. Ng discussed below.

Manufacturing and Other Supplier Contracts

The Company has entered into certain manufacturing and other supplier agreements with vendors principally for manufacturing drug product for clinical trials and continued development of the CLD-101 and CLD-201 programs.

As of June 30, 2025, and December 31, 2024, the remaining expected commitments are approximately $0.5 million and $0.3 million, respectively.

License Agreements with Northwestern University

On June 7, 2021, the Company entered into a License Agreement with Northwestern University (“Northwestern”) (the “Northwestern Agreement”) for the exclusive commercialization rights to the investigational new drug (“IND”) and data generated from Northwestern’s phase 1 clinical trial treating brain tumor patients with an engineered oncolytic adenovirus delivered by neural stem cells (“NSC-CRAd-S-pk7”). Under the Northwestern Agreement, among other rights, Northwestern granted to the Company a worldwide, twelve-year exclusivity for the commercial development of NSC-CRAd-S-pk7 or other oncolytic viruses for therapeutic and preventive uses in oncology and a right of reference to Northwestern’s IND application which relates to the treatment of newly diagnosed HGG.

Pursuant to the Northwestern Agreement, the Company agreed to a best-efforts commitment to fund up to $10 million towards a phase 2 clinical trial of NSC-CRAd-S-pk7 or other oncolytic viruses. Subject to the terms and conditions of the Northwestern Agreement, Northwestern may become entitled to receive contingent payments from the Company based on (i) sublicense royalty payments of double-digit percentage for any sublicensing revenue that the Company earns, if any, and, (ii) in the event of an assignment or transfer of licensed data, with the consent of Northwestern, a small percentage of the fair market value of any consideration received.

On October 14, 2021, the Company entered into a Material License Agreement with Northwestern to license the NSC-CRAd-S-pk7 oncolytic virus materials which the Company intends to use to continue advancing its research, development and commercialization efforts of the NNV1 and NNV2 programs.

On December 15, 2024, the Company entered into an Investigator-Initiated Clinical Trial Agreement for Northwestern to conduct a clinical trial (the “CTA”) under the protocol referenced “A Phase I Study of Repeated Neural Stem Cell Based Virotherapy in Combination with N-Acetylcysteine amid and Standard Radiation and Chemotherapy for Newly Diagnosed High Grade Glioma” (the “Study”). In connection with the Study, Northwestern granted the Company a non-exclusive, transferable and sublicensable license to use all available de-identified data collected from the Study, including, but not limited to, survival data, patient pathology, and immune studies data.

In consideration of the data use license granted by Northwestern to the Company under the CTA, the Company shall pay Northwestern the following: a non-creditable and non-refundable one-time milestone payment of $0.3 million upon reaching an aggregate of $2.0 million of net sales of a licensed product; (b) a non-creditable and nonrefundable one-time milestone payment of $0.5 million upon reaching an aggregate of $10.0 million of net sales of a licensed product; and (c) sublicensing royalty of 20% of any sublicensing revenue resulting from the grant of rights hereunder. This sublicensing royalty shall be cumulative, meaning it shall be imposed only once with respect to a single unit of sublicensing revenue, regardless of whether the sublicensing revenue derives from the CTA, or the June 7, 2021 Northwestern Agreement described above, or both.

The CTA shall terminate upon the completion of the parties’ Study-related activities. Either party has the right to terminate the Study upon 30 days prior written notice to the other. The Study may also be terminated immediately at any time for cause, which includes the following: material breach, which cannot be cured, by either party of the terms and conditions of the CTA.

As of the date of issuance of these unaudited condensed consolidated financial statements, it is not probable that the Company will make these payments, if any at all. The Company will record the contingent payments if and when they become payable, in accordance with the applicable guidance.

License Agreement with City of Hope and the University of Chicago

On July 22, 2021, the Company entered into an Exclusive License Agreement with City of Hope (“COH”) and the University of Chicago (the “City of Hope Agreement”) for patents covering cancer therapies using an oncolytic adenovirus loaded into allogeneic neural stem cells for treatment of HGG. Pursuant to the City of Hope Agreement, COH transferred its IND to the Company for the commercial development of a licensed product, as defined in the City of Hope Agreement. This agreement grants to the Company commercial exclusivity in using neural stem cells with the adenovirus known as CRAd-S-pk7 for oncolytic virotherapy.

The City of Hope Agreement provides for the Company to pay royalties in low single digit percentage of net sales generated for any product of the licensed patents for specific periods, and to pay up to $18.7 million if certain milestones are achieved during the clinical trials and post commercialization of the licensed product.

As of the date of the issuance of these unaudited condensed consolidated financial statements, it is not probable that the Company will make these payments. The Company will record the contingent payments if and when they become payable, in accordance with the applicable guidance.

Indemnification

In the normal course of business, the Company may provide indemnification of varying scope under the Company’s agreements with other companies or consultants, typically the Company’s clinical research organizations, investigators, clinical sites, suppliers and others. Pursuant to these agreements, the Company will generally agree to indemnify, hold harmless, and reimburse the indemnified parties for losses and expenses suffered or incurred by the indemnified parties arising from claims of third parties. Indemnification provisions could also cover third party infringement claims with respect to patent rights, copyrights, or other intellectual property pertaining to the Company. The Company’s office and laboratory facility leases also will generally contain indemnification obligations, including obligations for indemnification of the lessor for environmental law matters and injuries to persons or property of others, arising from the Company’s use or occupancy of the leased property. The term of these indemnification agreements will generally continue in effect after the termination or expiration of the particular research, development, services, lease, or other agreement to which they relate. The potential future payments the Company could be required to make under these indemnification agreements will generally not be subject to any specified maximum amounts. Historically, the Company has not been subject to any claims or demands for indemnification. The Company also maintains various liability insurance policies that limit the Company’s financial exposure. As a result, the Company’s management believes that the fair value of these indemnification agreements is minimal. Accordingly, the Company has not recorded any liabilities for these agreements as of June 30, 2025 and December 31, 2024.

Separation Agreement with Chief Operating Officer and President

On June 23, 2023, the Company entered into a Separation and Release Agreement (“Separation Agreement”) with George Ng, Chief Operating Officer and President, effective on that date. In accordance with the provisions of the Separation Agreement, the Company will pay Mr. Ng in the amount of $0.5 million payable in a lump sum due one year after the effective date, and in the event that this amount is not paid when due, the unpaid amount will accrue interest at the rate of 8.0% per annum to be paid no later than the two year anniversary of the effective date. The Company also paid for certain benefits, including healthcare for six months following the effective date.

In June 2024, the Company made a payment of $50,000 and executed an Amendment to extend the due date to January 2025. The liability was settled in full in January 2025.

Settlement, Deferral or Payment of Deferred Compensation of Certain Executives and a Director

On August 31, 2023, Mr. Camaisa, Chief Executive Officer of the Company, and Mr. Leftwich, a director of the Company, entered into certain amendments with respect to their deferred compensation arrangements in connection with the FLAG Merger. Mr. Camaisa agreed to settle approximately $0.7 million of deferred compensation with 46,972 FLAG warrants which were issued at the closing of the FLAG Merger in September 2023, and Mr. Leftwich agreed to defer approximately $0.5 million of deferred compensation, combined with the deferral of certain term notes discussed above, to January 1, 2025, which include accrued interest at 24% per annum payable at maturity. All notes and deferred compensation of Mr. Leftwich were amended on August 12, 2024, to reduce the interest rate to 14% per annum. This deferred compensation was included in accrued expenses and other current liabilities in the unaudited condensed consolidated balance sheet at December 31, 2024. On January 3, 2025, $0.6 million of deferred compensation and accrued interest which were due to Mr. Leftwich was settled in its entirety.

Standby Equity Purchase Agreement

On December 10, 2023, the Company entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, Ltd., a Cayman Island exempt limited partnership (“Yorkville”). Pursuant to the SEPA, the Company will have the right, but not the obligation, to sell to Yorkville up to $25.0 million of its shares of Common Stock, par value $0.0001 per share, at the Company’s request any time during the 36 months following the execution of the SEPA. The maximum advance under the SEPA is the lower of (i) an amount equal to 100% of the average of the daily traded amount during the five consecutive trading days immediately preceding an advance notice, or (ii) 41,667 shares. For the SEPA to be utilized, the shares underlying the agreement need to be registered on a Form S-1 filed with the SEC.

As consideration for Yorkville’s commitment to purchase the Common Stock at the Company’s direction upon the terms and subject to the conditions set forth in the SEPA, upon execution of the SEPA, the Company paid a structuring fee of $25,000 to an affiliate of Yorkville and issued 1,157 shares of Common Stock to Yorkville (the “Commitment Fee Shares”). The Commitment Fee Shares were determined by dividing $0.3 million by the lowest daily VWAP of the Common Stock during the 10 Trading Days immediately prior to December 10, 2023.

On January 23, 2025, the Company delivered to Yorkville a Notice of Termination of the SEPA, dated as of December 10, 2023, by and between the Company and Yorkville. Termination of the SEPA became effective as of January 23, 2025, as mutually agreed by the Company and Yorkville.

At the time of the termination, there were no outstanding borrowings, advance notices or shares of common stock to be issued under the SEPA.

11. Commitments and Contingencies

Operating and Financing Leases

On October 10, 2022, the Company entered into an Office Lease Agreement (the “San Diego Lease”) of a building containing 15,197 square feet of rentable space located in San Diego, California (the “Premises”) that will serve as the Company’s new principal executive and administrative offices and laboratory facility. The Company completed constructing tenant improvements at the Premises on February 27, 2023, and moved into the Premises by the end of March 2023.

To secure and execute the San Diego Lease, Mr. Allan Camaisa provided a personal Guaranty of Lease of up to $0.9 million (the “Guaranty”) to the lessor for the Company’s future performance under the San Diego Lease agreement. As consideration for the Guaranty, the Company agreed to pay Mr. Camaisa 10% of the Guaranty amount for the first year of the San Diego Lease, and 5% per annum of the Guaranty amount thereafter through the life of the lease, with all amounts accrued and payable at the termination of the San Diego Lease or release of Mr. Camaisa from the Guaranty by the lessor, whichever occurs first.

The San Diego Lease has an initial term of 48 calendar months, from the first day of the first full month following which the “Commencement Date” occurs (the “Term”), which was March 1, 2023.

Beginning on the Commencement Date, the Company pays base monthly rent in the amount of $0.1 million during the first 12 months of the Term, plus a management fee equal to 3.0% of base rent. Base monthly rent will increase annually, over the base monthly rent then in effect, by 3.0%.

In addition to base monthly rent and management fees, the Company pays in monthly installments its share of (a) all costs and expenses, other than certain excluded expenses, incurred by the lessor in each calendar year in connection with operating, maintaining, repairing (including replacements if repairs are not feasible or would not be effective) and managing the Premises and the building in which the Premises are located (“Expenses”), and (b) all real estate taxes and assessments on the Premises and the building in which the Premises are located, all personal property taxes for property that is owned by Landlord and used in connection with the operation, maintenance and repair of the Premises (“Taxes”).

Upon execution of the San Diego Lease, the Company provided the lessor a payment of $0.1 million as first month base rent and prepaid operating expenses, and a letter of credit in the amount of $0.1 million issued by a bank in the name of the lessor. To obtain the letter of credit, the Company has provided the issuing bank with a restricted cash deposit that the bank will hold to cover its obligation to pay any draws on the letter of credit by the lessor. The restricted cash may not be used for any other purpose (see Note 2). The prepaid rent was included in the initial accounting of the San Diego Lease in accordance with operating leases under ASC 842, as presented in the tables below.

On April 1, 2022, StemVac entered into an office lease which includes laboratory space which expires on March 31, 2027, with monthly payments of €4,047 per month.

Operating lease expense recognized during the years ended December 31, 2024 and 2023 was approximately $1.5 million and $1.6 million, respectively.

The Company is also party to certain financing leases for machinery and equipment (see Note 5).

The following table presents supplemental cash flow information related to operating and financing leases for the periods presented (in thousands):

	Year Ended December 31,
Cash paid for amounts included in the measurement of lease liabilities:	2024	2023
Operating cash flows from operating leases	$1,424	$1,759
Operating cash flows from financing leases	30	22
Financing cash flows from financing leases	82	101
Right-of-use assets obtained in exchange for new lease liabilities:
Operating lease	$—	$4,735

The following table presents supplemental balance sheet information related to operating and financing leases for the periods presented (in thousands, except lease term and discount rate):

	Year Ended December 31,
	2024	2023
Operating leases
Right-of-use assets, net	$2,934	$4,073
Right-of-use lease liabilities, current	$1,204	$1,035
Right-of-use lease liabilities, noncurrent	1,845	3,037
Total operating lease liabilities	$3,049	$4,072
Financing Leases
Machinery and equipment, gross	$588	$607
Accumulated depreciation	(333)	(251)
Machinery and equipment, net	$255	$356
Current liabilities	$66	$81
Noncurrent liabilities	145	216
Total financing lease liabilities	$211	$297
Weighted average remaining lease term
Operating leases	2.2 years	3.2 years
Financing leases	3.2 years	3.9 years
Weighted average discount rate
Operating leases	11.75%	11.80%
Financing leases	12.13%	12.10%

The following table presents future minimum lease commitments as of December 31, 2024 (in thousands):

	Operating Leases	Financing Leases
Year Ending December 31,
2025	1,463	88
2026	1,505	85
2027	485	51
2028	2	34
2029	—	—
2030 and thereafter	—	—
Total minimum lease payments	3,455	258
Less: amounts representing interest	(406)	(47)
Present value of net minimum lease payments	$3,049	$211

Litigation — General

The Company is subject to various claims and contingencies in the ordinary course of its business, including those related to litigation, business transactions, employee-related matters, and other matters. At each reporting date, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. If it is probable that a loss will result and the amount of the loss can be reasonably estimated, the Company will record a liability for the loss. If the loss is not probable or the amount of the loss cannot be reasonably estimated, the Company discloses the claim if the likelihood of a potential loss is reasonably possible, and the amount involved could be material. The Company expenses the costs related to legal proceedings as incurred. See other legal matters discussed below. Other than the matters discussed below, the Company is not currently party to any material legal proceedings.

Legal Proceedings

Physician Agreement Matter

On July 19, 2016, the Company entered into a Partnership Agreement between certain physicians (the “Physicians”, as one of the “partners”) and the Company for the Physicians to provide certain services to the Company. In connection with the Partnership Agreement, the Company granted the Physicians stock options as consideration for those services pursuant to the Company’s Equity Incentive Plan (the “Plan”). The Partnership Agreement was deemed terminated on March 21, 2018. Pursuant to the terms of the stock option agreements and the Plan, the Physicians had three months from the termination date to exercise their vested stock options before those options would automatically expire and cancel unexercised, while all unvested stock options are forfeited immediately on the termination date. The Physicians did not elect to exercise any of their vested options thereby resulting in full cancellation of those options in accordance with the Plan.

On March 14, 2022, the Physicians filed a lawsuit against the Company in San Diego Superior Court, seeking, among other claims, declaratory relief and claiming that the stock options granted to them pursuant to the Partnership Agreement, have not expired and remain exercisable by the Physicians. The Physicians are claiming 25,000 in vested stock options to be valid and exercisable, even though the Physicians have not provided any services to the Company since the March 2018 termination date.

On December 6, 2022, the Company and the Physicians participated in mediation in San Diego, California. In order to attempt to settle all claims and avoid a costly trial, the Company offered the Physicians 417 shares of Calidi common stock valued at $463.20 per share and 834 options to purchase Calidi common stock at an exercise price of $463.20 per share in full settlement of the claims. As of December 31, 2022, the Company estimated this offer of settlement to be valued at approximately $0.2 million and all settleable in noncash consideration, which was rejected. At the mediation, the Physicians were demanding 8,334 options to purchase Calidi common stock at $30.00 per share, 8,334 million options to purchase Calidi common stock at $463.20 per share, plus 2,084 shares of Calidi common stock, which amounts to an aggregate claims value of approximately $5.0 million as of December 31, 2022. The mediation was terminated without settlement and the Company planned to go to trial with a preliminary trial date set for March 8, 2024 in San Diego Superior Court. On March 24, 2023, the Company initiated an arbitration proceeding with the American Health Lawyers Association seeking declaratory relief under Delaware law, specifically to determine that the Partnership Agreement was terminated in 2018, which is not a matter before the San Diego Superior Court. The arbitration was stayed by the Superior Court, pending the related civil action. Based on the stay, the Company moved for a judgment on the pleadings to be heard in January 2024.

On February 9, 2024, the Company entered into a settlement agreement and mutual release (the “Settlement Agreement”) with Dr. Elliot Lander, Saralee Berman, as Trustee of the Mark Howard Berman and Saralee Turrell Berman Living Trust, successor in interest to the Estate of Dr. Mark Berman, and Cell Surgical Network, Inc. (the “physicians”) in connection with the dispute outlined above. Pursuant to the Settlement Agreement, as consideration for a full release and discharge of claims, and dismissal of claims by the parties, the Company agreed to provide to the physicians the following: (a) the issuance of 1,667 restricted shares of common stock (the “Restricted Shares”) and (b) the issuance of 3,334 warrants to purchase Restricted Shares, which (i) has an exercise price equal to $158.40; and (ii) are exercisable for 5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant (the “Warrant”). In addition, the physicians were granted piggy-back rights with respect to the Restricted Shares and any shares issued pursuant to any Warrants (“Warrant Shares”) that were granted by the Settlement Agreement. However, the Company has the right to refuse to register the Restricted Shares and Warrant Shares if it determines, in their sole discretion based on commercially reasonable grounds, that the inclusion of the Restricted Shares and Warrant Shares pursuant to piggy-back rights will adversely affect our ability to raise capital from such registration statement. As of December 31, 2024, the Company had settled all outstanding amounts of the settlement.

Former Chief Accounting Officer and Interim Chief Financial Officer

On November 15, 2023, Tony Kalajian, the Company’s prior Chief Accounting Officer and interim Chief Financial Officer, filed a complaint in the Superior Court of the State of California County of San Diego against the Company, Mr. Camaisa, the Company’s Chief Executive Officer, and Ms. Pizarro, the Company’s Chief Corporate Development Officer and Chief Legal Officer, alleging defamation and constructive discharge of Mr. Kalajian’s position of Chief Accounting Officer and interim Chief Financial Officer (Case No. 37-203-00049813-CU-DF-CTL) (the “Primary Case”). Mr. Kalajian is seeking $0.6 million in damages under his employment contract, damages to be proven at trial, punitive damages, and attorney’s fees.

The Company successfully moved to disqualify Mr. Kalajian’s counsel, Robert Brownlie, which is now on appeal. It also filed a claim against Mr. Kalajian in arbitration for breach of fiduciary duty, constructive fraud, conversion, and declaratory relief relating to bonuses Mr. Kalajian caused to be paid to himself and the accounting team. Due to the appeal, the Court in November 2024, issued a discretionary stay on this case and all related cases, as described below.

The Company denies the allegations and, along with the two named officers, continues to vigorously defend the lawsuit and related claims, prosecute its claims against Mr. Kalajian, and seek recovery of a $150,000 bonus Mr. Kalajian approved to be paid to himself without first obtaining proper authorization by the Company’s Board of Directors. No trial date is scheduled. Discovery has not yet commenced. Therefore, at this time, the Company is unable to evaluate the outcome of this case or estimate the amount or range of potential loss

On February 29, 2024, Mr. Kalajian filed a Petition for Writ of Mandate in the Superior Court of California, County of San Diego, seeking to compel the production of certain corporate records from the Company. This case is deemed related to the Primary Case above and is stayed.

On May 1, 2024, Mr. Kalajian filed a complaint in the Superior Court of the State of California, County of San Diego against the Company alleging intentional conversion and violation of Section 158 of the Delaware General Corporations Code due to the Company’s failure to remove a restrictive legend from 1,162 shares of the Company’s Common Stock. Mr. Kalajian is seeking compensatory damages to be proven at trial, punitive damages and attorney’s fees, and an order requiring removal of the restrictive legend from his share certificates. The Company intends to vigorously defend itself. This case is deemed related to the Primary Case above and is stayed.

In March 2025, the Company received notice that Mr. Kalajian retained new counsel in the above cases. Accordingly, it is possible that the Court will lift the stays on all related cases.

Securities Matter

On October 29, 2024, Mr. Yian Zeng filed a complaint against the Company related to securities fraud in violation of the California Corporations Code, breach of covenant of good faith and fair dealing, unjust enrichment, restitution, breach of fiduciary duty, and constructive fraud in US District Court, Southern District of California (Case Number 3:24-cv-02026-H-KSC). The Company filed an Answer to the complaint on February 10, 2025. The Company vigorously opposes this case and categorically denies all claims. Discovery has not commenced. Therefore, at this time, the Company is unable to evaluate the outcome of this case or estimate the amount or range of potential loss.

Unasserted Claim Settlement

On March 8, 2024, the Company entered into a convertible promissory note purchase agreement with an accredited investor (the “Investor”) for a loan in the principal amount of $2.0 million (the “2024 Loan”), and settlement of $1.5 million of an unasserted claim. As of December 31, 2023, the Company included in other noncurrent liabilities in the accompanying consolidated balance sheets the resulting amount of the unasserted claim settlement of approximately $1.5 million. In connection with the 2024 Loan, the Company issued convertible notes due in 2028 evidencing the aggregate principal amount of $3.5 million (the “2024 Notes”). The 2024 Notes also provides the Investor a right to convert all, but not less than all, the Principal Amount (as defined in the 2024 Notes) and accrued interest into shares of the Company’s common stock at a conversion rate equal to a 6% discount to the 10-day VWAP preceding execution of the 2024 Notes, convertible after the earlier of 180 days or the effective registration date with mandatory conversion for Investor in the event that the Company completes a registered financing of at least $8 million or of at least $2 million to a non-affiliated purchaser with an effective price of 150% of the Note conversion price with a conversion price reset to be completed 30 (thirty) days after the effective registration date.

On April 19, 2024, the $1.5 million convertible note was paid in full upon the closing of a public offering by the Company, in which the Holder participated in an amount equal to the principal amount of the convertible note (See Note 7). On September 27, 2024, $0.2 million and accrued interest of $11,000 of the $2.0 million convertible note was converted into 15,401 shares of common stock (See Note 7). From October 21, 2024 through November 6, 2024, principal of $1.8 million and accrued interest of approximately $118,000 of the Company’s existing $2.0 million convertible note was converted into 139,921 shares of common stock (See Note 7). Upon completion of the conversions, the convertible note was no longer outstanding as of December 31, 2024.

Employment Contracts

The Company has entered into employment and severance benefit contracts with certain executive officers and other employees. Under the provisions of the contracts, the Company may be required to incur severance obligations for matters relating to changes in control, as defined, and certain terminations of those executives and employees. As of December 31, 2024 and December 31, 2023, the Company had not accrued any such benefits except for the severance accrual for Mr. Ng discussed below.

Manufacturing and Other Supplier Contracts

The Company has entered into certain manufacturing and other supplier agreements with vendors principally for manufacturing drug product for clinical trials and continued development of the CLD-101 and CLD-201 programs, amounting to approximately $7.0 million and $7.3 million in aggregate commitments, as of December 31, 2024 and 2023, respectively, of which 2.4 million and 2.9 million, respectively, are denominated in Australian dollars (approximately $1.6 million and $2.0 million, respectively) and 0.8 million for both periods are denominated in Euros (approximately $0.9 million).

As of December 31, 2024 and 2023, the Company had incurred approximately $6.7 million and $6.1 million, respectively, under these various agreements.

License Agreements with Northwestern University

On June 7, 2021, the Company entered into a License Agreement with Northwestern University (“Northwestern”) (the “Northwestern Agreement”) for the exclusive commercialization rights to the investigational new drug (“IND”) and data generated from Northwestern’s phase 1 clinical trial treating brain tumor patients with an engineered oncolytic adenovirus delivered by neural stem cells (“NSC-CRAd-S-pk7”). Under the Northwestern Agreement, among other rights, Northwestern granted to the Company a worldwide, twelve-year exclusivity for the commercial development of NSC-CRAd-S-pk7 or other oncolytic viruses for therapeutic and preventive uses in oncology and a right of reference to Northwestern’s IND application which relates to the treatment of newly diagnosed HGG.

Pursuant to the Northwestern Agreement, the Company agreed to a best-efforts commitment to fund up to $10 million towards a phase 2 clinical trial of NSC-CRAd-S-pk7 or other oncolytic viruses. Subject to the terms and conditions of the Northwestern Agreement, Northwestern may become entitled to receive contingent payments from the Company based on, if any (i) sublicense royalty payments of double-digit percentage for any sublicensing revenue that the Company earns and, (ii) in the event of an assignment or transfer of licensed data, with the consent of Northwestern, a small percentage of the fair market value of any consideration received.

On October 14, 2021, the Company entered into a Material License Agreement with Northwestern to license the NSC-CRAd-S-pk7 oncolytic virus materials which the Company intends to use to continue advancing its research, development and commercialization efforts of the NNV1 and NNV2 programs.

On December 15, 2024, the Company entered into an Investigator-Initiated Clinical Trial Agreement for Northwestern to conduct a clinical trial (the “CTA”) under the protocol referenced “A Phase I Study of Repeated Neural Stem Cell Based Virotherapy in Combination with N-Acetylcysteine amid and Standard Radiation and Chemotherapy for Newly Diagnosed High Grade Glioma” (the “Study”). In connection with the Study, Northwestern granted the Company a non-exclusive, transferable and sublicensable license to use all available de-identified data collected from the Study, including, but not limited to, survival data, patient pathology, and immune studies data.

In consideration of the data use license granted by Northwestern to the Company under the CTA, the Company shall pay Northwestern the following: a non-creditable and non-refundable one-time milestone payment of $250,000 upon reaching an aggregate of $2,000,000 of net sales of a licensed product; (b) a non-creditable and nonrefundable one-time milestone payment of $500,000 upon reaching an aggregate of $10,000,000 of net sales of a licensed product; and (c) sublicensing royalty of twenty percent (20%) of any sublicensing revenue resulting from the grant of rights hereunder. This sublicensing royalty shall be cumulative, meaning it shall be imposed only once with respect to a single unit of sublicensing revenue, regardless of whether the sublicensing revenue derives from the CTA, or the June 7, 2021 Northwestern Agreement described above, or both.Calidi the Company

The CTA shall terminate upon the completion of the parties’ Study-related activities. Either party has the right to terminate the Study upon thirty (30) days prior written notice to the other. The Study may also be terminated immediately at any time for cause, which includes the following: material breach, which cannot be cured, by either party of the terms and conditions of the CTA.

As of the date of issuance of these consolidated financial statements, it is not probable that the Company will make these payments, if any at all. The Company will record the contingent payments if and when they become payable, in accordance with the applicable guidance.

License Agreement with City of Hope and the University of Chicago

On July 22, 2021, the Company entered into an Exclusive License Agreement with City of Hope (“COH”) and the University of Chicago (the “City of Hope Agreement”) for patents covering cancer therapies using an oncolytic adenovirus loaded into allogeneic neural stem cells for treatment of HGG. Pursuant to the City of Hope Agreement, COH transferred its IND to the Company for the commercial development of a licensed product, as defined in the City of Hope Agreement. This agreement grants to the Company commercial exclusivity in using neural stem cells with the adenovirus known as CRAd-S-pk7 for oncolytic virotherapy.

The City of Hope Agreement provides for the Company to pay royalties in low single digit percentage of net sales generated for any product of the licensed patents for specific periods, and to pay up to $18.7 million if certain milestones are achieved during the clinical trials and post commercialization of the licensed product.

As of the date of the issuance of these consolidated financial statements, it is not probable that the Company will make these payments. The Company will record the contingent payments if and when they become payable, in accordance with the applicable guidance.

Indemnification

In the normal course of business, the Company may provide indemnification of varying scope under the Company’s agreements with other companies or consultants, typically the Company’s clinical research organizations, investigators, clinical sites, suppliers and others. Pursuant to these agreements, the Company will generally agree to indemnify, hold harmless, and reimburse the indemnified parties for losses and expenses suffered or incurred by the indemnified parties arising from claims of third parties. Indemnification provisions could also cover third party infringement claims with respect to patent rights, copyrights, or other intellectual property pertaining to the Company. The Company’s office and laboratory facility leases also will generally contain indemnification obligations, including obligations for indemnification of the lessor for environmental law matters and injuries to persons or property of others, arising from the Company’s use or occupancy of the leased property. The term of these indemnification agreements will generally continue in effect after the termination or expiration of the particular research, development, services, lease, or other agreement to which they relate. The potential future payments the Company could be required to make under these indemnification agreements will generally not be subject to any specified maximum amounts. Historically, the Company has not been subject to any claims or demands for indemnification. The Company also maintains various liability insurance policies that limit the Company’s financial exposure. As a result, the Company’s management believes that the fair value of these indemnification agreements is minimal. Accordingly, the Company has not recorded any liabilities for these agreements as of December 31, 2024 and December 31, 2023.

Separation Agreement with Chief Operating Officer and President

On June 23, 2023, the Company entered into a Separation and Release Agreement (“Separation Agreement”) with George Ng, Chief Operating Officer and President, effective on that date. In accordance with the provisions of the Separation Agreement, the Company will pay Mr. Ng in the amount of $0.5 million payable in a lump sum due one year after the effective date, and in the event that this amount is not paid when due, the unpaid amount will accrue interest at the rate of 8.0% per annum to be paid no later than the two year anniversary of the effective date. The Company also paid for certain benefits, including healthcare for six months following the effective date. In June 2024, the Company made a payment of $50,000 and executed an Amendment to extend the due date to January 2025. As of December 31, 2024, the lump sum payment and accrued interest of $0.4 million is included in related party accrued expenses and other current liabilities on the consolidated balance sheets, and was subsequently settled in full in January 2025.

Settlement, Deferral or Payment of Deferred Compensation of Certain Executives and a Director

On August 31, 2023, Mr. Camaisa and Mr. Leftwich entered into certain amendments with respect to their deferred compensation arrangements in connection with the FLAG Merger. Mr. Camaisa agreed to settle approximately $0.7 million of deferred compensation with 3,915 FLAG warrants which were issued at the closing of the FLAG Merger in September 2023, and Mr. Leftwich agreed to defer approximately $0.5 million of deferred compensation, combined with the deferral of certain term notes discussed above, to January 1, 2025, which will include accrued interest at 24% per annum payable at maturity. All notes and deferred compensation of Mr. Leftwich were amended on August 12, 2024, to reduce the interest rate to 14% per annum. This deferred compensation is included in accrued expenses and other current liabilities in the consolidated balance sheets, and was subsequently paid in January, 2025 (see Note 12).

On September 12, 2023, Mr. Kalajian was issued 391 shares of common stock in exchange for settlement of $333,000 in deferred compensation.

Standby Equity Purchase Agreement

On December 10, 2023, the Company entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, Ltd., a Cayman Island exempt limited partnership (“Yorkville”). Pursuant to the SEPA, the Company will have the right, but not the obligation, to sell to Yorkville up to $25.0 million of its shares of Common Stock, par value $0.0001 per share, at the Company’s request any time during the 36 months following the execution of the SEPA. The maximum advance under the SEPA is the lower of (i) an amount equal to 100% of the average of the daily traded amount during the five consecutive trading days immediately preceding an advance notice, or (ii) 41,667 shares. For the SEPA to be utilized, the shares underlying the agreement need to be registered pursuant to a registration statement filed with the SEC.

As consideration for Yorkville’s commitment to purchase the Common Stock at the Company’s direction upon the terms and subject to the conditions set forth in the SEPA, upon execution of the SEPA, the Company paid a structuring fee of $25,000 to an affiliate of Yorkville and issued 1,157 shares of Common Stock to Yorkville (the “Commitment Fee Shares”). The Commitment Fee Shares were determined by dividing $0.3 million by the lowest daily VWAP of the Common Stock during the 10 Trading Days immediately prior to December 10, 2023.

Effective January 23, 2025, the SEPA was terminated via a Notice of Termination as required under Section 10.01(b) of the SEPA (See Note 12).

Consulting Agreement

In February 2024, the Company entered into a consulting agreement whereby the consultant agreed to provide the Company with marketing and distribution services to communicate information. As compensation, the Company issued 417 shares of common stock to the consultant on March 25, 2024 (see Note 8).

Subscription Agreement

In recognition of a Subscription Agreement entered into with a related party investor on July 26, 2024 (see Note 1), the Board has approved the appointment of the Investor, a distinguished physician and expert in stem cell therapy, to the Company’s Scientific and Medical Advisory Board (“SMAB”). This appointment was made in accordance with the SMAB Consulting Agreement dated July 28, 2024 (“Consulting Agreement”). As part of the Consulting Agreement, the Investor will be awarded 417 stock options, with a standard four-year vesting period.

Assignment of Intellectual Property to Nova Cell

In conjunction with a strategic investment by a related party investor on July 26, 2024 (see Note 1), the Board has approved the assignment of certain intellectual property rights to Nova Cell, pursuant to an Intellectual Property Assignment Agreement dated July 28, 2024.